Profit/(loss) on disposal of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Profit/(loss) on disposal of intangible assets
Profit/(loss) on disposal of registrations	£ 399	£ (2,588)	£ 29,880	£ 14,020
Total profit/(loss) on disposal of intangible assets	£ 399	£ (2,588)	£ 29,880	£ 14,020